NOTE 12 INTANGIBLE ASSETS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
NOTE 12 INTANGIBLE ASSETS AND GOODWILL
Goodwill, beginning	$ 117,218	$ 0
Additions	2,082,146	2,494,615
Impairment	$ (117,218)	$ 2,377,397